Employee Benefit Plans - fair values of pension plan assets (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2014		Nov. 24, 2013
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2,348		$ 1,132
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	874,005		898,860
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,471		3,041
Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,348		1,132
Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0		0
U.S. large cap [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
U.S. large cap [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	172,702	[1]	175,181	[1]
U.S. large cap [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
U.S. small cap [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
U.S. small cap [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,775	[1]	31,163	[1]
U.S. small cap [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
International [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
International [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	135,434	[1]	133,339	[1]
International [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[1]	0	[1]
Fixed income securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2]	0	[2]
Fixed income securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	464,685	[2]	490,701	[2]
Fixed income securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2]	0	[2]
Real estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[3]	0	[3]
Real estate [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58,215	[3]	55,082	[3]
Real estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[3]	0	[3]
Private equity [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[4]	0	[4]
Private equity [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[4]	0	[4]
Private equity [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,471	[4]	3,041	[4]
Hedge funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[5]	0	[5]
Hedge funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,273	[5]	7,090	[5]
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[5]	0	[5]
Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[6]	0	[6]
Other [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,921	[6]	6,304	[6]
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[6]	0	[6]
Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	878,824		903,033
Fair Value [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,348		1,132
Fair Value [Member] | U.S. large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	172,702	[1]	175,181	[1]
Fair Value [Member] | U.S. small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,775	[1]	31,163	[1]
Fair Value [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	135,434	[1]	133,339	[1]
Fair Value [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	464,685	[2]	490,701	[2]
Fair Value [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58,215	[3]	55,082	[3]
Fair Value [Member] | Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,471	[4]	3,041	[4]
Fair Value [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,273	[5]	7,090	[5]
Fair Value [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4,921	[6]	$ 6,304	[6]

[1]	Primarily comprised of equity index funds that track various market indices.
[2]	Predominantly includes bond index funds that invest in long-term U.S. government and investment grade corporate bonds.
[3]	Primarily comprised of investments in U.S. Real Estate Investment Trusts.
[4]	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.
[5]	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.
[6]	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.